Consolidated Statement of Comprehensive Income ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Income Statement [Abstract]
Profit for the year	₨ 923,401	$ 14,197	₨ 642,399	₨ 438,453
Items that will not be reclassified to profit or loss
Remeasurements of the net defined benefit liability/asset	5,379	83	(17,034)	1,391
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	1,458	23	(7,663)	13,442
Total other comprehensive income, net of taxes	6,837	106	(24,697)	14,833
Total comprehensive income	930,238	14,303	617,702	453,286
Total comprehensive income attributable to:
Equity holders of the Company	930,238	14,303	617,702	453,286
Non-controlling interest			0	0
Comprehensive income	₨ 930,238	$ 14,303	₨ 617,702	₨ 453,286